Finance Income (Details) - Schedule of finance income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of Finance Income [Abstract]
Interest income from bank balances	R 23,255	R 6,083	R 4,358